OTHER RECEIVABLES, NET (Tables)	6 Months Ended
Dec. 31, 2025
OTHER RECEIVABLES, NET
Schedule of other receivables, net

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
Third Party		(Unaudited)	(Unaudited)
Business advances to officers and staffs *	¥797,263	¥729,186	$104,272
Deposits for projects	1,433,882	1,222,880	174,870
VAT recoverable	1,139,075	4,103,781	586,833
Others	1,127,654	878,952	125,688
Allowance for credit losses	(736,993)	(682,037)	(97,530)
Other receivable, net	¥3,760,881	¥6,252,762	$894,133
*

Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.

Schedule of movement of allowance for credit losses

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Beginning balance	¥800,374	¥736,993	$105,389
Charge to (reversal of) allowance	(63,381)	(54,956)	(7,859)
Ending balance	¥736,993	¥682,037	$97,530